20 Financial instruments (Details 3) - Braskem idsea [member] R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Nominal value | $	$ 616,519
Fair value		R$ 155,775	R$ 26,707
Derivatives
Current liabilities		53,838	5,768
Non-current liabilities		101,937	20,939
Total		R$ 155,775	26,707
Swap libor I to VI [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value | $	$ 616,519
Hedge (interest rate per year)	1.9825%	1.9825%
Maturity	Aug-2025
Fair value		R$ 155,775	R$ 26,707